DERIVATIVE WARRANT LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]

NOTE 7.  DERIVATIVE WARRANT LIABILITY

On September 21, 2016, in connection with the 12% Notes, we issued the 12% Warrants, which are treated as a derivative liability and adjusted to fair value at the end of each period.  The underlying assumptions used in the binomial model to determine the fair value of the derivative warrant liability were:

	Three months ended
	September 30, 2017	June 30, 2017	March 31, 2017
Stock price on valuation date	$1.43	$1.37 – 2.20	$2.21 – 3.25
Risk-free interest rate	1.5%	1.3 – 1.4%	1.3 – 1.5%
Expected dividend yield	–	–	–
Expected term (in years)	2.0	2.2 – 2.5	2.5 – 2.7
Expected volatility	128%	131 – 134%	146 – 153%
Number of iterations	5	5	5

Changes in the derivative warrant liability were as follows:

December 31, 2016	$23,120,000
Decrease in fair value	(10,580,000)
Reclassification to additional paid-in capital upon exercise of warrants	(7,301,000)
September 30, 2017	$5,239,000

NOTE 8.   DERIVATIVE WARRANT LIABILITY

12% Warrants

On September 21, 2016, in connection with the 12% Notes, we issued the 12% Warrants, which are treated as a derivative liability and adjusted to fair value at the end of each period.  The underlying assumptions used in the binomial model to determine the fair value of the derivative warrant liability were:

	September 21, 2016	December 31, 2016
Current stock price	$1.20	$3.20
Risk-free interest rate	0.92%	1.50%
Expected dividend yield	–	–
Expected term (in years)	3.0	2.7
Expected volatility	146%	153%
Number of iterations	5	5

The initial fair value of the derivative warrant liability was recorded as follows:

Extinguishment of debt	$1,715,000
Interest expense	5,189,000
Debt discount	2,450,000
Initial fair value of warrants issued	$9,354,000

Changes in the derivative warrant liability were as follows:

January 1, 2016	$–
Initial fair value of warrants issued	9,354,000
Increase in fair value	17,284,000
Reclassification to additional paid-in capital upon exercise of warrants	(3,518,000)
December 31, 2016	$23,120,000

Series C Warrants – Full Circle

On January 21, 2014, in connection with a Securities Purchase Agreement (the “SPA”) we entered into with Full Circle Capital Corporation (“Full Circle”), for $500,000 we issued to Full Circle, fully-vested warrants (“Series C Warrants”), which allow Full Circle to purchase up to 1,000,000 shares of our common stock at any time on or prior to January 21, 2017 at a price of $5.50 per share. As part of the $500,000 proceeds from the issuance of the Series C Warrants, $100,000 was retained by Full Circle to cover legal and deal related expenses of future financing transactions, which was recorded as deferred financing costs.  On September 24, 2014, we and Full Circle entered into Amendment No. 1 to the SPA, which changed the exercise price of the warrants issuable to $4.00 per share of our common stock, and increased the amount of warrants issuable to 1,400,000.

The Series C Warrants had non-standard anti-dilution protection provisions and, under certain conditions, granted the right to the holder to require us to adjust the warrant’s exercise price to a lower price. Accordingly, these warrants were accounted for as derivative liabilities.  We used the binomial pricing model with assumptions that included the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments.

On January 21, 2015, Full Circle executed a cashless exercise of 1,215,000 warrants in exchange for 660,263 common shares of our common stock.  On May 1, 2015, we and Full Circle entered into Amendment No. 2 to the Series C Warrants, pursuant to which Full Circle executed a cashless exercised of 160,000 warrants and received 100,000 shares of our common stock. On May 4, 2015, Full Circle exercised its remaining warrants under the Series C Warrants for $100,000 and purchased 25,000 shares of our common stock for $4.00 per share.  Following these transactions, there are no more Series C Warrants outstanding.

The underlying assumptions used in the binomial model to determine the fair value of the derivative warrant liability were:

	May 1, 2015	May 4, 2015	December 31, 2014
Current stock price	$3.75	$3.50	$5.02
Risk-free interest rate	0.60%	0.60%	0.60%
Expected dividend yield	–	–	–
Expected term (in years)	1.8	1.8	3.0
Expected volatility	133%	133%	129%
Early exercise factor	1.33	1.33	1.33

Changes in the derivative warrant liability and cumulative expense were as follows:

	Liability	Cumulative Expense (Gain)
December 31, 2014	$3,893,904	$3,393,904
Increase in the fair value of warrant liability	14,010	14,010
Reclassification to additional paid-in capital upon exercise of warrants	(3,683,270)	–
Gain on settlement of derivative	(224,644)	(224,644)
December 31, 2015	$–	$3,183,270